UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 1999

Check here if Amendment [  ]; Amendment Number: ____
    This Amendment (Check only one.): [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc.)
Address:   388 Greenwich Street
           New York, New York 10013

Form 13F File Number: 28-4024

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina T. Sydor
Title:     Secretary
Phone:     (212) 816-6474

Signature, Place, and Date of Signing:

/s/ Christina T. Sydor        New York, New York            February 14, 2000
----------------------
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.